WARRANTS	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
ORGANIZATION AND NATURE OF OPERATIONS
NOTE 8 - WARRANTS

During the three month period ended June 30, 2018, the Company issued 121,329 warrants with each warrant is exercisable, within one year of the issuance, into one share of the Company’s common stock at $0.05 per share.

During the three month period ended June 30, 2018 three individual exercised 360,714 warrants into 360,714 shares of common stock with a value of $18,036 in cash. As of June 30, 2018, the Company had total outstanding warrants of 1,700,409.

During the three months ended June 30, 2019 two individuals exercised 21,427 warrants into 21,427 shares of common stock for cash of $1,071. As of June 30, 2019 the Company had a total of 109,276 warrants outstanding.

During the three months ended June 30, 2019 107,044 warrants expired.

The weighted average remaining life and intrinsic value of the warrants as of June 30, 2019 was 0.08 years and zero respectively.

			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contract	Intrinsic
	Warrants	Price	Life	Value
Outstanding at March 31, 2019	237,747	$0.20	0.25	$18,470
Granted	--	--	--	--
Exercised	(21,427)	0.05	--	--
Expired	(107,044)	(0.05)	--	--
Outstanding at June 30, 2019	109,276	$0.37	0.08	$--

During the year ended March 31, 2018, the Company issued 274,228 warrants, each warrant is exercisable, within one year of the issuance, into one share of the Company’s common stock at $0.35 per share. The warrants were issued as commission of equity financing and is regarded as stock issuance cost and a reduction to cash proceeds. (See Note 6: Common Stock) The warrants were priced using the Black Scholes method measuring at date of issuance with a discount rate of .96%, volatility of 191.95 and measurement price of $0.20 with a fair value of $48,069.

During the year ended March 31, 2018 the Company issued 1,665,566 warrants to 17 shareholders along with 3,331,598 common shares for aggregate cash proceeds of $1,166,063. Each warrant is exercisable within one year of the issuance date into one share of the Company’s common stock at $0.05-0.10 per share. As of March 31, 2018, 514,361 warrants, were exercised, 13,317 expired, leaving a balance outstanding of 1,939,794.

During the year ended March 31, 2019, the Company issued 237,747 warrants for cash proceeds (Note 6). Each warrant is exercisable, within one year of the issuance, into one share of the Company’s common stock at $0.05 to $0.50 per share.

During the year ended March 31, 2019 seventeen individuals exercised 1,665,710 warrants into 1,665,710 shares of common stock for cash of $83,286. As of March 31, 2019, the Company had total outstanding warrants of 237,747.

During the year ended March 31, 2019, 274,084 warrants expired.

The weighted average remaining life and intrinsic value of the warrants as of March 31, 2019, was 0.20 years and zero, respectively.

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Intrinsic Value

Outstanding at March 31, 2017	527,678	$0.11	.84	$128,661
Granted	1,939,794	0.10	--	--
Expired	(13,317)	1.00
Exercised	(514,361)	0.09	--	--
Outstanding at March 31, 2018	1,939,794	$0.09	.38	$333,133
Granted	237,747	0.20	.87	--
Expired	(274,084)	(0.35)	--	--
Exercised	(1,665,710)	0.05	--	--
Outstanding at March 31, 2019	237,747	$0.20	.25	$18,470

As of March 31, 2019 the outstanding exercisable options were 237,747 with expiration dates from March 26, 2019 to July 10, 2019.